Payables Pursuant to the Acquisitions - Schedule of Payables Pursuant to the Acquisitions (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Business Combination, Contingent Consideration [Line Items]
Balance at Inception	$ 0	$ 30,292
Payments		(13,066)
Balance	30,292	$ 17,226
MGM [Member]
Business Combination, Contingent Consideration [Line Items]
Acquisition	13,066
PwrQ [Member]
Business Combination, Contingent Consideration [Line Items]
Acquisition	1,081
VanTran [Member]
Business Combination, Contingent Consideration [Line Items]
Acquisition	$ 16,145